Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Options Issued, Exercised and Expired

A summary of the options issued, exercised and expired are below:

Options:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2020	1,510,000	$0.75	2.33
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance at June 30, 2021	1,510,000	$0.75	2.20
Exercisable at June 30, 2021	760,000	$0.76	2.18

A summary of the options issued, exercised and expired are below:

Options:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2019	10,000	$1.20	1.5
Issued	1,500,000	.75	2.8
Exercised	-	-	-
Expired	-	-	-
Balance at December 31, 2020	1,510,000	$0.76	2.69
Exercisable at December 31, 2020	760,000	$0.76	2.68

Summary of Warrants Issued, Exercised and Expired

A summary of the warrants issued, exercised and expired are below:

Warrants:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2020	1,233,000	$0.83	0.4
Issued	250,000	0.10	3.5
Exercised	-	-	-
Expired	1,233,000	0.83	-
Balance at June 30, 2021	250,000	$0.10	3.5

A summary of the warrants issued, exercised and expired are below:

Warrants:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2019	1,233,000	$0.83	1.5
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance at December 31, 2020	1,233,000	$0.83	0.4